Annual Fund Operating Expenses (500 Index Trust)	12 Months Ended
May 01, 2011
Series I, 500 Index Trust
Operating Expenses:
Share Class	Series I
Management fee	0.46%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.02%
Total fund operating expenses	0.53%
Series II, 500 Index Trust
Operating Expenses:
Share Class	Series II
Management fee	0.46%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.02%
Total fund operating expenses	0.73%
Series NAV, 500 Index Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.46%
Distribution and service (12b-1) fees	none
Other Expenses	0.02%
Total fund operating expenses	0.48%